Deferred charges - Deferred Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Beginning Balance, Dry-docking	$ 12,694	$ 9,370
Cost incurred, Dry-docking	3,500	6,520
Amortization expensed, Dry-docking	(3,947)	(3,196)
Ending Balance, Dry-docking	12,247	12,694
Beginning Balance, Financing fees	31,122	36,547
Cost incurred, Financing fees	25,131	4,713
Amortization expensed, Financing fees	(9,477)	(8,574)
Amortization capitalized, Financing fees	(1,014)	(1,564)
Ending Balance, Financing fees	41,724	31,122
Refinancing expenses and costs, Financing fees	(4,038)
Beginning Balance, Total	43,816	45,917
Cost incurred, Total	28,631	11,233
Amortization expensed, Total	(13,424)	(11,770)
Amortization capitalized, Total	(1,014)	(1,564)
Ending Balance, Total	53,971	43,816
Refinancing expenses and costs, Total	$ (4,038)